Income Tax (Details) - Schedule of Deferred Tax Assets and Deferred Tax Liabilities - USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Deferred tax assets
Allowance for doubtful accounts receivables and other receivables	$ 1,559,483	$ 882,397
Net operating loss carrying forwards	11,408,888	5,517,480
Share-based compensation	3,423,511	1,417,288
Unrealized profit	4,270,416	4,524,838
Others	21,075
Total deferred tax assets	20,683,373	12,342,003
Less: Valuation allowance	(17,604,415)	(10,497,506)	$ (8,430,810)	$ (919,935)
Total deferred tax assets, net	3,078,958	1,844,497
Deferred tax liabilities
Intangible assets recognized from acquisition	(593,055)	(712,633)
Total deferred tax liabilities, net	$ (593,055)	$ (712,633)